Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	30
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$158,985,845.06	0.3794412	$140,859,630.91	0.3361805	$18,126,214.15
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$377,285,845.06	0.3221086	$359,159,630.91	0.3066333	$18,126,214.15

Weighted Avg. Coupon (WAC)	4.57%		4.58%
Weighted Avg. Remaining Maturity (WARM)	34.49		33.62
Pool Receivables Balance	$443,953,822.96		$422,142,377.91
Remaining Number of Receivables	44,432		43,510

Adjusted Pool Balance	$433,633,428.76		$412,433,178.29

III. COLLECTIONS

Principal:
Principal Collections	$21,120,637.02
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$439,914.41
Total Principal Collections	$21,560,551.43

Interest:
Interest Collections	$1,667,219.02
Late Fees & Other Charges	$32,915.08
Interest on Repurchase Principal	$-
Total Interest Collections	$1,700,134.10

Collection Account Interest	$2,034.58
Reserve Account Interest	$673.19
Servicer Advances	$-

Total Collections	$23,263,393.30

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	30
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$23,263,393.30
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$23,263,393.30

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$369,961.52		$369,961.52	$369,961.52
Collection Account Interest					$2,034.58
Late Fees & Other Charges					$32,915.08
Total due to Servicer					$404,911.18

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$128,513.56		$128,513.56
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$425,037.73		$425,037.73	$425,037.73

Available Funds Remaining:					$22,433,444.39

3. Principal Distribution Amount:					$18,126,214.15

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$18,126,214.15
Class A-4 Notes				$-
Class A Notes Total:		18,126,214.15		$18,126,214.15
Total Noteholders Principal				$18,126,214.15

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,307,230.24

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,320,394.20
Beginning Period Amount	$10,320,394.20
Current Period Amortization	$611,194.58
Ending Period Required Amount	$9,709,199.62
Ending Period Amount	$9,709,199.62
Next Distribution Date Required Amount	$9,120,042.84

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$56,347,583.70	$53,273,547.38	$53,273,547.38
Overcollateralization as a % of Adjusted Pool	12.99%	12.92%	12.92%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	30
30/360 Days	30
Actual/360 Days	28

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.82%	42,997	98.52%	$415,893,618.98
30 - 60 Days	0.98%	426	1.25%	$5,257,671.16
61 - 90 Days	0.17%	72	0.19%	$813,637.39
91 + Days	0.03%	15	0.04%	$177,450.38
		43,510		$422,142,377.91
Total
Delinquent Receivables 61 + days past due	0.20%	87	0.23%	$991,087.77
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	134	0.37%	$1,623,117.83
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.33%	148	0.39%	$1,814,602.17
Three-Month Average Delinquency Ratio	0.28%		0.33%

Repossession in Current Period		25		$331,789.11
Repossession Inventory		59		$303,715.40

Charge-Offs
Gross Principal of Charge-Off for Current Period				$690,808.03
Recoveries				$(439,914.41)
Net Charge-offs for Current Period				$250,893.62

Beginning Pool Balance for Current Period				$443,953,822.96

Net Loss Ratio				0.68%
Net Loss Ratio for 1st Preceding Collection Period				0.16%
Net Loss Ratio for 2nd Preceding Collection Period				0.55%
Three-Month Average Net Loss Ratio for Current Period				0.46%

Cumulative Net Losses for All Periods				$8,021,693.73
Cumulative Net Losses as a % of Initial Pool Balance				0.60%

Principal Balance of Extensions				$1,195,045.29
Number of Extensions				87

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